Minimum Aggregate Rental Commitments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Property Subject to or Available for Operating Lease [Line Items]
2015	$ 97
2016	194
2017	207
2018	212
2019	217
All future years	1,712
Aggregate total	$ 2,639